Stockholders' Equity - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 01, 2013	Mar. 31, 2015 JPY (¥) shares	Mar. 31, 2014 JPY (¥) shares	Mar. 31, 2013 USD ($) shares	Apr. 10, 2015 USD ($)	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($)	Sep. 30, 2012
Stockholders Equity Note [Line Items]
Common stock to be issued on conversion or exercise of convertible bonds and stock acquisition rights | shares		17,019,400				17,019,400
Retained earnings available for dividends to shareholders | ¥		¥ 274,810,000,000
Cash dividend paid | ¥		0
Undistributed earnings of affiliated companies accounted for by equity method investment | ¥		¥ 20,986,000,000	¥ 20,650,000,000
Board of directors
Stockholders Equity Note [Line Items]
Common stock had been acquired by the resolution | shares		0	0	0
So-net entertainment corporation
Stockholders Equity Note [Line Items]
Equity ownership								95.95%
Equity ownership	4.05%
Decrease in carrying amount of the noncontrolling interests | ¥		¥ 38,715,000,000
Multi screen media private limited
Stockholders Equity Note [Line Items]
Equity ownership		5.61%		94.39%		5.61%
Equity ownership				32.39%
Decrease in carrying amount of the noncontrolling interests | ¥			¥ 18,450,000,000
Aggregate cash consideration				$ 271
Cash consideration paid at closing of transaction				$ 145		$ 21	$ 63
Multi screen media private limited | Subsequent event
Stockholders Equity Note [Line Items]
Cash consideration paid at closing of transaction					$ 42
Multi screen media private limited | 5.61% equity ownership
Stockholders Equity Note [Line Items]
Aggregate cash consideration						42
Cash consideration paid at closing of transaction						$ 28
Multi screen media private limited | 5.61% equity ownership | Subsequent event
Stockholders Equity Note [Line Items]
Cash consideration paid at closing of transaction					$ 14